COLUMBIA ULTRA SHORT DURATION MUNICIPAL BOND FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Floating Rate Notes 4.1%

Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 1.2%
City of Minneapolis(a),(b)
Revenue Bonds
Fairview Health Services
Series 2018 (Wells Fargo Bank NA)
11/15/2048	3.400%	1,500,000	1,500,000

New York 2.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.250%	200,000	200,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.250%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	1,400,000	1,400,000

Total			2,600,000

Utah 0.8%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.200%	1,000,000	1,000,000

Total Floating Rate Notes (Cost $5,100,000)			5,100,000

Municipal Bonds 87.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.8%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2023A
08/01/2025	5.000%	1,000,000	1,031,675

Arizona 1.3%
Arizona Water Infrastructure Finance Authority
Prerefunded 10/01/24 Revenue Bonds
Water Quality
Series 2014A
10/01/2028	5.000%	1,020,000	1,035,788

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A 07/01/2026	5.000%	500,000	518,096

Total			1,553,884

California 6.0%
Bay Area Toll Authority(d)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100%
04/01/2045	4.400%	1,750,000	1,750,171
California Infrastructure & Economic Development Bank(c),(e)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2023 (Mandatory Put 01/31/24)
01/01/2050	3.650%	900,000	897,684
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2024	5.000%	1,500,000	1,509,671
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2023A
07/01/2024	5.000%	250,000	252,914
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2018
10/01/2025	5.000%	2,880,000	2,984,546

Total			7,394,986

Colorado 2.8%
City & County of Denver Airport System(c)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,011,238
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350%
09/01/2039	3.908%	2,500,000	2,491,901

Total			3,503,139

Connecticut 4.4%
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2022F
11/15/2024	5.000%	2,500,000	2,546,105

2	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,537,352
Revenue Bonds
Transportation Infrasturucture Purposes
Series 2022A
07/01/2024	5.000%	350,000	353,819

Total			5,437,276

District of Columbia 1.3%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	612,695
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,009,765

Total			1,622,460

Florida 2.9%
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	871,399
Duval County Public Schools
Certificate of Participation
Series 2022A
07/01/2024	5.000%	1,750,000	1,765,099
Greater Orlando Aviation Authority
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,009,278

Total			3,645,776

Georgia 1.6%
County of DeKalb Water & Sewerage
Refunding Revenue Bonds
Second Resolution
Series 2022
10/01/2024	5.000%	2,000,000	2,031,122

Hawaii 2.1%
Honolulu City & County Board of Water Supply
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2032	4.000%	2,540,000	2,550,618

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 5.0%
Illinois Finance Authority
Prerefunded 08/01/24 Revenue Bonds
Advocate Health Care
Series 2014
08/01/2031	5.000%	2,580,000	2,607,417
State of Illinois
Unlimited General Obligation Bonds
Series 2020C
05/01/2024	5.500%	500,000	503,658
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,031,378
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	2,007,468

Total			6,149,921

Kentucky 2.0%
Kentucky Public Energy Authority(d)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month Term SOFR + 1.120%
12/01/2049	4.800%	2,500,000	2,494,612

Louisiana 2.1%
Louisiana Public Facilities Authority(c),(f)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
09/30/2043	5.000%	2,500,000	2,535,842

Maryland 0.8%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,015,643

Massachusetts 2.1%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2023
07/25/2024	4.500%	1,600,000	1,606,211
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	1,000,000	1,012,908

Total			2,619,119

Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.2%
Wayne County Airport Authority(c),(f)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,505,255

Minnesota 0.7%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	800,000	799,932

New Jersey 1.7%
City of Newark
Unlimited General Obligation Notes
BAN Series 2023B
09/27/2024	5.000%	500,000	503,072
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,023,279
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	512,871

Total			2,039,222

New York 5.4%
New York State Urban Development Corp.
Refunding Revenue Bonds
Series 2020E
03/15/2024	5.000%	2,135,000	2,146,199
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2014-186
10/15/2026	5.000%	1,000,000	1,008,501
Triborough Bridge & Tunnel Authority(d)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.938%	485,000	484,992
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2025	5.000%	2,000,000	2,080,406

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
BAN Series 2022A
08/15/2024	5.000%	1,000,000	1,012,244

Total			6,732,342

North Carolina 1.0%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,193,924

North Dakota 2.0%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	2,500,000	2,452,493

Ohio 1.1%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	525,000	532,083
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	868,177

Total			1,400,260

Oregon 1.2%
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,510,772

Pennsylvania 3.9%
Bethlehem Area School District Authority(d)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350%
01/01/2032	3.908%	1,780,000	1,748,862
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	415,547
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,623,677

4	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2024	5.000%	1,000,000	1,009,234

Total			4,797,320

Rhode Island 0.8%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,024,824

South Carolina 4.1%
Patriots Energy Group Financing Agency(d)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month Term SOFR + 0.860%
10/01/2048	4.538%	2,000,000	2,000,204
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015 07/01/2050	5.250%	2,000,000	2,047,656
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,025,211

Total			5,073,071

Tennessee 0.7%
Knoxville’s Community Development Corp.
Revenue Bonds
Austin Homes 1B Project
Series 2023 (FHA)
10/01/2024	4.250%	900,000	902,854

Texas 18.7%
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2022
02/01/2024	5.000%	2,500,000	2,506,669
Colorado River Municipal Water District
Refunding Revenue Bonds
Series 2017
01/01/2025	5.000%	1,055,000	1,075,550
County of Williamson
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2034	4.000%	2,000,000	2,021,194
Dallas Fort Worth International Airport
Refunding Revenue Bonds
Series 2023B
11/01/2024	5.000%	660,000	670,567

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,039,075
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,463,229
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2025	5.000%	3,000,000	3,068,419
State of Texas
Unlimited General Obligation Bonds
Texas Transportation Commission - Highway Improvement
Series 2016
04/01/2024	5.000%	4,000,000	4,024,025
Unlimited General Obligation Refunding Bonds
Water Financial Assistance
Subordinated Series 2018
08/01/2025	5.000%	2,875,000	2,912,757
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	773,330
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2018
08/01/2024	5.000%	1,610,000	1,630,059
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,976,863

Total			23,161,737

Utah 1.6%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,019,423
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	999,960

Total			2,019,383

Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 3.3%
Virginia Housing Development Authority(g)
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
06/30/2055	3.900%	1,825,000	1,826,574
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,238,909
Virginia Small Business Financing Authority(c)
Revenue Bonds
Pure Salmon Virginia LLC Project
Series 2023 (Mandatory Put 11/15/24)
11/01/2052	5.000%	1,000,000	1,002,950

Total			4,068,433

Washington 4.0%
City of Seattle Water System
Prerefunded 05/01/25 Revenue Bonds
Refunding & Improvement
Series 2015
05/01/2030	5.000%	1,100,000	1,128,529
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	623,320
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,125,480
State of Washington
Unlimited General Obligation Bonds
Series 2023C
06/01/2025	5.000%	1,985,000	2,044,268

Total			4,921,597

Wisconsin 0.6%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	771,021

Total Municipal Bonds (Cost $108,219,724)			107,960,513

Municipal Short Term 7.1%

Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.4%
California Municipal Finance Authority(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/24)
07/01/2041	4.700%	500,000	499,945

Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 (Mandatory Put 12/01/23)
12/01/2037	4.300%	250,000	250,000

Massachusetts 2.9%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2023
07/26/2024	3.850%	1,000,000	1,003,777
Merrimack Valley Regional Transit Authority
Revenue Notes
RAN Series 2023
06/21/2024	3.820%	1,500,000	1,504,970
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2023
07/12/2024	3.750%	1,000,000	1,005,611

Total			3,514,358

New Jersey 0.8%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2023RRR
03/01/2024	3.530%	1,000,000	1,003,580

Pennsylvania 0.7%
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2022 (Mandatory Put 01/16/24)
04/01/2049	4.200%	900,000	899,395

Texas 0.8%
Mission Economic Development Corp.(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 02/01/24)
12/31/2025	4.900%	1,000,000	1,000,284

6	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2023 (Unaudited)

Municipal Short Term (continued)

Issue Description	Yield	Principal Amount ($)	Value ($)
West Virginia 0.5%
West Virginia Economic Development Authority(c)
Revenue Bonds
Allegheny Metallurgical Project
Series 2023 (Mandatory Put 08/01/24)
12/31/2047	4.730%	625,000	626,379

Wisconsin 0.8%
Public Finance Authority(c)
Revenue Bonds
Waste Management, Inc.
Series 2019 (Mandatory Put 02/01/24)
09/30/2025	4.870%	1,000,000	1,000,420

Total Municipal Short Term (Cost $8,794,766)			8,794,361

Money Market Funds 2.2%

	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional
Shares, 3.249%(h)	2,754,614	2,754,890

Total Money Market Funds (Cost $2,754,614)		2,754,890

Total Investments in Securities (Cost $124,869,104)		124,609,764

Other Assets & Liabilities, Net		(772,075)

Net Assets		$123,837,689

Notes to Portfolio of Investments

(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(b)

Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2023.

(c)	Income from this security may be subject to alternative minimum tax.

(d)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.

(e)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(f)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $4,041,097, which represents 3.26% of total net assets.

(g)	Represents a security purchased on a when-issued basis.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2023.

Abbreviation Legend

BAN	Bond Anticipation Note
FHA	Federal Housing Authority
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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